Other assets-Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 71,918	¥ 64,904
Accumulated amortization	(44,133)	(35,878)
Net carrying amount	27,785	29,026
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	71,445	64,214
Accumulated amortization	(43,839)	(35,641)
Net carrying amount	27,606	28,573
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	473	690
Accumulated amortization	(294)	(237)
Net carrying amount	¥ 179	¥ 453